As filed with the Securities and Exchange Commission on August 24, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2016

Date of reporting period:  June 30, 2016

Item 1. Schedules of Investments.
Poplar Forest Partners Fund
Schedule of Investments
at June 30, 2016 (Unaudited)

Shares/ Principal Amount		Value
	COMMON STOCKS - 95.9%
	Banks - 9.0%
1,100,000	Bank of America Corp.	$14,597,000
525,000	Citigroup, Inc.	22,254,750
225,000	JPMorgan Chase & Co.	13,981,500
		50,833,250
	Construction & Engineering - 4.3%
752,500	AECOM Technology Corp. (b)	23,906,925

	Containers & Packaging - 0.9%
115,000	Sealed Air Corp.	5,286,550

	Electronic Equipment, Instruments & Components - 3.4%
332,500	TE Connectivity Ltd. (a)	18,989,075

	Energy Equipment & Services - 5.4%
490,000	Baker Hughes, Inc.	22,113,700
185,000	Halliburton Co.	8,378,650
		30,492,350
	Health Care Equipment & Supplies - 4.6%
110,000	St. Jude Medical, Inc.	8,580,000
145,000	Zimmer Biomet Holdings, Inc.	17,455,100
		26,035,100
	Health Care Providers & Services - 7.3%
125,000	Aetna Inc.	15,266,250
315,000	Quest Diagnostics, Inc.	25,644,150
		40,910,400
	Insurance - 13.1%
115,000	Allstate Corp.	8,044,250
435,000	American International Group, Inc.	23,007,150
550,000	Lincoln National Corp.	21,323,500
540,000	MetLife, Inc.	21,508,200
		73,883,100
	IT Services - 2.8%
104,000	International Business Machines Corp.	15,785,120

	Leisure Products - 3.4%
615,000	Mattel, Inc.	19,243,350

	Metals & Mining - 7.7%
1,315,000	Freeport-McMoRan Inc.	14,649,100
375,000	Reliance Steel & Aluminum Co.	28,837,500
		43,486,600
	Oil, Gas & Consumable Fuels - 8.2%
430,000	Antero Resources Corp. (b)	11,171,400
240,000	Chevron Corp.	25,159,200
269,900	Devon Energy Corp.	9,783,875

		46,114,475
	Personal Products - 1.8%
2,700,000	Avon Products, Inc.	10,206,000

	Pharmaceuticals - 2.8%
200,000	Eli Lilly & Co.	15,750,000

	Professional Services - 4.6%
214,000	Dun & Bradstreet Corp.	26,073,760

	Semiconductors & Semiconductor Equipment - 2.3%
950,000	Intersil Corp. - Class A	12,863,000

	Software - 3.7%
405,000	Microsoft Corp.	20,723,850

	Technology Hardware, Storage & Peripherals - 4.5%
1,400,000	Hewlett Packard Enterprise Co.	25,578,000

	Textiles, Apparel & Luxury Goods - 1.6%
215,000	Coach, Inc.	8,759,100

	Trading Companies & Distributors - 4.5%
355,000	MSC Industrial Direct Inc. - Class A	25,048,800
	TOTAL COMMON STOCKS (Cost $450,498,051)	539,968,805

	SHORT-TERM INVESTMENTS - 3.6%
	Money Market Fund
8,981,390	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Class, 0.26% (c)	8,981,390
	U.S. Treasury Bill
$1,900,000	0.175%, 7/21/16 (d)	1,899,816
1,900,000	0.220%, 8/18/16 (d)	1,899,443
1,900,000	0.237%, 9/22/16 (d)	1,898,962
1,900,000	0.225%, 10/20/16 (d)	1,898,683
1,900,000	0.246%, 11/17/16 (d)	1,898,197
1,900,000	0.279%, 12/22/16 (d)	1,897,437
	TOTAL SHORT-TERM INVESTMENTS (Cost $20,370,840)	20,373,928

	Total Investments in Securities (Cost $470,868,891) - 99.5%	560,342,733
	Other Assets in Excess of Liabilities - 0.5%	2,867,574
	NET ASSETS - 100.0%	$563,210,307

(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield at June 30, 2016.
(d)	Rate shown is the discount rate at June 30, 2016.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Outliers Fund
Schedule of Investments
at June 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 86.5%
	Banks - 4.3%
1,950	CIT Group Inc.	$62,225
1,300	SVB Financial Group (b)	123,708
		185,933
	Building Products - 1.0%
1,100	Armstrong World Industries, Inc. (b)	43,065

	Commercial Services & Supplies - 2.6%
2,200	Clean Harbors, Inc. (b)	114,642

	Communications Equipment - 4.5%
2,950	Motorola Solutions, Inc.	194,612

	Construction & Engineering - 2.6%
3,530	AECOM Technology Corp. (b)	112,148

	Diversified Consumer Services - 5.2%
6,550	H&R Block, Inc.	150,650
1,550	Strayer Education, Inc. (b)	76,151
		226,801
	Energy Equipment & Services - 4.7%
1,400	Baker Hughes, Inc.	63,182
300	Core Laboratories N.V. (a)	37,167
1,750	Dril-Quip, Inc. (b)	102,252
		202,601
	Health Care Equipment & Supplies - 10.2%
2,200	St. Jude Medical, Inc.	171,600
2,250	Zimmer Biomet Holdings, Inc.	270,855
		442,455
	Health Care Providers & Services - 11.9%
2,150	Aetna Inc.	262,580
1,200	AmerisourceBergen Corp.	95,184
650	Humana, Inc.	116,922
510	Quest Diagnostics, Inc.	41,519
		516,205
	Insurance - 5.1%
6,600	Progressive Corp.	221,100

	Leisure Products - 3.4%
4,700	Mattel, Inc.	147,063

	Machinery - 2.1%
6,700	NN, Inc.	93,733

	Metals & Mining - 4.1%
2,300	Reliance Steel & Aluminum Co.	176,870

	Oil, Gas & Consumable Fuels - 3.4%
449	Devon Energy Corp.	16,276
1,700	EQT Corp.	131,631
		147,907
	Pharmaceuticals - 2.5%
6,600	Horizon Pharma Plc (a) (b)	108,702

	Professional Services - 7.2%
1,650	Dun & Bradstreet Corp.	201,036
1,400	Verisk Analytics, Inc. (b)	113,512
		314,548
	Real Estate Management & Development - 1.3%
493	Howard Hughes Corp. (b)	56,360

	Semiconductors & Semiconductor Equipment - 1.6%
5,000	Micron Technology, Inc. (b)	68,800

	Software - 3.5%
1,900	Check Point Software Technologies, Ltd. (a) (b)	151,392

	Specialty Retail - 2.1%
6,700	Party City Holdco, Inc. (b)	93,197

	Technology Hardware, Storage & Peripherals - 0.2%
209	Western Digital Corp.	9,871

	Textiles, Apparel & Luxury Goods - 3.0%
4,500	Gildan Activewear, Inc. (a)	131,985
	TOTAL COMMON STOCKS (Cost $3,774,225)	3,759,990

	MONEY MARKET FUNDS - 13.9%
429,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Class, 0.26% (c)	429,000
173,963	STIT-Treasury Portfolio, 0.27% (c)	173,963
	Total Money Market Funds (Cost $602,963)	602,963

	Total Investments in Securities (Cost $4,377,188) - 100.4%	4,362,953
	Liabilities in Excess of Other Assets - (0.4)%	(17,394)
	NET ASSETS - 100.0%	$4,345,559

(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield at June 30, 2016.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Cornerstone Fund
Schedule of Investments
at June 30, 2016 (Unaudited)

Shares/ Principal Amount		Value
	COMMON STOCKS - 66.2%
	Banks - 5.9%
19,700	Bank of America Corp.	$261,419
10,400	Citigroup, Inc.	440,856
5,000	JPMorgan Chase & Co.	310,700
1,300	SVB Financial Group (b)	123,708
		1,136,683
	Beverages - 1.3%
2,300	PepsiCo, Inc.	243,662

	Capital Markets - 0.4%
2,600	Invesco Ltd. (a)	66,404

	Communications Equipment - 1.9%
12,900	Cisco Systems, Inc.	370,101

	Construction & Engineering - 1.3%
8,100	AECOM Technology Corp. (b)	257,337

	Electrical Equipment - 1.1%
3,900	Emerson Electric Co.	203,424

	Electronic Equipment, Instruments & Components - 1.6%
5,400	TE Connectivity Ltd. (a)	308,394

	Energy Equipment & Services - 4.8%
10,300	Baker Hughes, Inc.	464,839
10,300	Halliburton Co.	466,487
		931,326
	Food & Staples Retailing - 0.6%
1,600	Wal-Mart Stores, Inc.	116,832

	Health Care Equipment & Supplies - 5.2%
6,400	St. Jude Medical, Inc.	499,200
4,100	Zimmer Biomet Holdings, Inc.	493,558
		992,758
	Health Care Providers & Services - 1.8%
1,100	AmerisourceBergen Corp.	87,252
3,200	Quest Diagnostics, Inc.	260,512
		347,764
	Hotels, Restaurants & Leisure - 1.2%
5,400	Las Vegas Sands Corp.	234,846

	Household Products - 0.8%
1,900	Procter & Gamble Co.	160,873

	Industrial Conglomerates - 0.8%
5,000	General Electric Co.	157,400

	Insurance - 8.1%
9,800	American International Group, Inc.	518,322
13,500	Lincoln National Corp.	523,395
13,100	MetLife, Inc.	521,773
		1,563,490
	IT Services - 2.6%
3,300	International Business Machines Corp.	500,874

	Leisure Products - 2.5%
15,400	Mattel, Inc.	481,866

	Metals & Mining - 3.6%
28,500	Freeport-McMoRan Inc.	317,490
4,800	Reliance Steel & Aluminum Co.	369,120
		686,610
	Oil, Gas & Consumable Fuels - 5.0%
4,600	Antero Resources Corp. (b)	119,508
4,700	Chevron Corp.	492,701
9,400	Devon Energy Corp.	340,750
		952,959
	Pharmaceuticals - 4.2%
3,250	Abbott Laboratories	127,758
4,200	Eli Lilly & Co.	330,750
1,450	Johnson & Johnson	175,885
2,900	Merck & Co, Inc.	167,069
		801,462
	Professional Services - 2.7%
4,300	Dun & Bradstreet Corp.	523,912

	Software - 2.2%
8,300	Microsoft Corp.	424,711

	Technology Hardware, Storage & Peripherals - 2.7%
28,500	Hewlett Packard Enterprise Co.	520,695

	Textiles, Apparel & Luxury Goods - 1.8%
8,600	Coach, Inc.	350,364

	Trading Companies & Distributors - 2.1%
5,800	MSC Industrial Direct Inc. - Class A	409,248
	TOTAL COMMON STOCKS (Cost $12,088,563)	12,743,995

	CORPORATE BONDS - 16.3%
	Chemicals - 1.4%
	Praxair, Inc.
$250,000	4.50%, 8/15/19	275,486
	Depository Credit Intermediation - 4.2%
	Bank of America Corp.

400,000	2.60%, 1/15/19	409,557
	JPMorgan Chase Bank, N.A.
375,000	6.00%, 10/1/17	396,151
		805,708
	Health Care Equipment & Supplies - 1.6%
	Becton Dickinson and Co.
300,000	1.80%, 12/15/17	302,560
	Nondepository Credit Intermediation - 1.3%
	General Electric Capital Corp.
250,000	3.35%, 10/17/16	251,943
	Oil, Gas & Consumable Fuels - 4.4%
	Devon Energy Corp.
425,000	4.00%, 7/15/21	430,585
	Marathon Oil Corp.
400,000	5.90%, 3/15/18	415,102
		845,687
	Semiconductors & Semiconductor Equipment - 1.8%
	Altera Corp.
350,000	1.75%, 5/15/17	352,916
	Technology Hardware, Storage & Peripherals - 1.6%
	EMC Corp.
320,000	1.875%, 6/1/18	313,710
	TOTAL CORPORATE BONDS (Cost $3,119,604)	3,148,010

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 8.9%
	U.S. Government Agencies
	FHLMC
410,000	0.75%, 4/26/19 (c)	410,238
335,000	1.00%, 3/30/21 (c)	335,311
		745,549
	U.S. Treasury Bond
	U.S. Treasury Bond TIPS
464,869	0.125%, 4/15/20	475,725
	U.S. Treasury Note
	U.S. Treasury Note TIPS
470,414	0.125%, 1/15/22	479,938
		955,663
	TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES (Cost $1,687,032)	1,701,212

	SHORT-TERM INVESTMENTS - 10.3%
883,652	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Class, 0.26% (e)	883,652
	U.S. Treasury Bill
$180,000	0.175%, 7/21/16 (d)	179,983
185,000	0.220%, 8/18/16 (d)	184,946
185,000	0.237%, 9/22/16 (d)	184,899
180,000	0.225%, 10/20/16 (d)	179,875
185,000	0.246%, 11/17/16 (d)	184,825
185,000	0.279%, 12/22/16 (d)	184,750
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,982,541)	1,982,930

	Total Investments in Securities (Cost $18,877,740) - 101.7%	19,576,147
	Liabilities in Excess of Other Assets - (1.7)%	(323,368)
	NET ASSETS - 100.0%	$19,252,779

	FHLMC - Federal Home Loan Mortgage Corporation
	TIPS - Treasury Inflation Protected Securities
(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2016.
(d)	Rate shown is the discount rate at June 30, 2016.
(e)	Rate shown is the 7-day annualized yield at June 30, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Note 1 – Securities Valuation

The Poplar Forest Funds’ (the “Fund or Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

The Funds’ investments are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Debt securities are valued at their bid prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most debt securities are categorized in level 2 of the fair value hierarchy.
Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.
Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2016:

Poplar Forest Partners Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$28,002,450	$-	$-	$28,002,450
Consumer Staples	10,206,000	-	-	10,206,000
Energy	76,606,825	-	-	76,606,825
Financials	124,716,350	-	-	124,716,350
Healthcare	82,695,500	-	-	82,695,500
Industrials	75,029,485	-	-	75,029,485
Information Technology	93,939,045	-	-	93,939,045
Materials	48,773,150	-	-	48,773,150
Total Common Stocks	539,968,805	-	-	539,968,805
Short-Term Investments	8,981,390	11,392,538	-	20,373,928
Total Investments in Securities	$548,950,195	$11,392,538	$-	$560,342,733

Poplar Forest Outliers Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$599,046	$-	$-	$599,046
Energy	350,508	-	-	350,508
Financials	463,393	-	-	463,393
Health Care	1,067,362	-	-	1,067,362
Industrials	678,136	-	-	678,136
Information Technology	424,675	-	-	424,675
Materials	176,870	-	-	176,870
Total Common Stocks	3,759,990	-	-	3,759,990
Short-Term Investments	602,963	-	-	602,963
Total Investments in Securities	$4,362,953	$-	$-	$4,362,953

Poplar Forest Cornerstone Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Consumer Discretionary	$1,067,076	$-	$-	$1,067,076
Consumer Staples	521,367	-	-	521,367
Energy	1,884,285	-	-	1,884,285
Financials	2,766,577	-	-	2,766,577
Health Care	2,141,984	-	-	2,141,984
Industrials	1,551,321	-	-	1,551,321
Information Technology	2,124,775	-	-	2,124,775
Materials	686,610	-	-	686,610
Total Common Stocks	12,743,995	-	-	12,743,995
Fixed Income
Corporate Bonds	-	3,148,010	-	3,148,010
U.S. Government Agencies and Instrumentalities	-	1,701,212	-	1,701,212
Total Fixed Income	-	4,849,222	-	4,849,222
Short-Term Investments	883,652	1,099,278	-	1,982,930
Total Investments in Securities	$13,627,647	$5,948,500	$-	$19,576,147

Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at June 30, 2016, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended June 30, 2016.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.
The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with a Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.
With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent it does not hold the security, will maintain liquid assets consisting of cash, short-term securities, or equity or debt securities equal to the market value of the security underlying the option, marked to market daily.
Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

During the period ended June 30, 2016, the Funds did not hold written options.
Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Poplar Forest Partners Fund

Cost of investments	$471,272,239

Gross unrealized appreciation	$110,603,921
Gross unrealized depreciation	(21,533,427)
Net unrealized appreciation	$89,070,494

Poplar Forest Outliers Fund

Cost of investments	$4,377,952

Gross unrealized appreciation	$192,841
Gross unrealized depreciation	(207,840)
Net unrealized depreciation	$(14,999)

Poplar Forest Cornerstone Fund

Cost of investments	$18,877,740

Gross unrealized appreciation	$1,134,190
Gross unrealized depreciation	(435,783)
Net unrealized appreciation	$698,407

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 8/9/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date  8/9/16

By (Signature and Title)*/s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date  8/9/16

* Print the name and title of each signing officer under his or her signature.